CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net earnings (loss) for the year	$ (53,272)	$ 8,601
Adjustments for:
Depletion, depreciation and amortization	78,077	80,352
Share-based payments	8,295	4,403
Impairment of non-current assets	65,500	0
Income tax expense (recovery)	(22,028)	16,890
Finance costs	4,271	7,963
Other	143	(10,934)
Operating cash flows before movements in working capital and taxes	80,986	107,275
Net change in non-cash working capital items	(4,419)	(2,544)
Income taxes paid	(6,116)	(4,719)
Cash generated by operating activities	70,451	100,012
Investing Activities
Expenditures on mining interests	(54,571)	(43,770)
Acquisition of property, plant and equipment	(20,941)	(18,690)
Deposits paid for acquisition of non-current assets	(416)	(521)
Purchase of marketable securities	0	(3,653)
Proceeds from sale of marketable securities	0	48
Cash used in investing activities	(75,928)	(66,586)
Financing Activities
Proceeds from exercise of stock options	5,740	22,371
Repayment of debt facilities	(12,726)	(21,363)
Proceeds from equipment financing obligations	7,894	0
Repayment of equipment financing obligations	(6,781)	(10,239)
Finance costs paid	(2,779)	(6,925)
Proceeds from debt facilities	0	49,870
Repayment of prepayment facilities	0	(31,604)
Proceeds from private placement, net of share issue costs	0	42,716
Cash provided by (used in) financing activities	(8,652)	44,826
Effect of exchange rate changes on cash and cash equivalents	3,221	(221)
Net increase (decrease) in cash and cash equivalents	(14,129)	78,252
Cash and cash equivalents at beginning of period	129,049	51,018
Cash and cash equivalents at end of period	118,141	129,049
Cash	77,411	91,498
Short-term investments	$ 40,730	$ 37,551